LEASES (Details) $ in Thousands	Mar. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease right-of-use asset	$ 17,042
Total operating leases	$ 17,077
Weighted average lease term - operating leases	2 years 2 months 23 days
Weighted average discount rate - operating leases	1.12%
Other payables
Lessee, Lease, Description [Line Items]
Total operating leases	$ 8,637
Other long-term liabilities
Lessee, Lease, Description [Line Items]
Total operating leases	$ 8,440